Interests in Joint Ventures - Schedule of Interests in Joint Ventures (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interests in Joint Ventures [Abstract]
Cost of investments in joint ventures	$ (7,988)	$ 0	$ 0
Due from joint ventures	23,810	0	0
Interests in Joint Ventures	$ 15,822	$ 0	$ 0